Unaudited Condensed Consolidated and Combined Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Net Parent Company Investment	Accumulated Other Comprehensive Income (Loss)	Foreign Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans
Balance at beginning of period at Dec. 31, 2014	$ 2,429.1			$ 2,495.6	$ (66.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(210.8)			(210.8)
Other comprehensive income (loss), net of tax	(155.4)				(155.4)	$ (143.6)	$ (11.8)
Transfers (to)/from Lilly, net	5,366.6			5,366.6
Balance at end of period at Dec. 31, 2015	7,429.5			7,650.5	(221.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(47.9)			(47.9)
Other comprehensive income (loss), net of tax	(235.0)				(235.0)	(230.7)	(4.3)
Transfers (to)/from Lilly, net	(129.2)			(129.2)
Balance at end of period (in shares) at Dec. 31, 2016		0.0
Balance at end of period at Dec. 31, 2016	7,017.4	$ 0.0	$ 0.0	7,474.3	(456.9)	(437.3)	(19.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(149.2)			(149.2)
Other comprehensive income (loss), net of tax	231.8				231.8	228.1	3.7
Transfers (to)/from Lilly, net	862.7			862.7
Balance at end of period (in shares) at Sep. 30, 2017		0.0
Balance at end of period at Sep. 30, 2017	7,962.7	$ 0.0	0.0	8,187.8	(225.1)	(209.2)	(15.9)
Balance at beginning of period (in shares) at Dec. 31, 2016		0.0
Balance at beginning of period at Dec. 31, 2016	7,017.4	$ 0.0	0.0	7,474.3	(456.9)	(437.3)	(19.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(310.7)			(310.7)
Other comprehensive income (loss), net of tax	200.3				200.3	210.1	(9.8)
Transfers (to)/from Lilly, net	873.3			873.3
Balance at end of period (in shares) at Dec. 31, 2017		0.0
Balance at end of period at Dec. 31, 2017	7,780.3	$ 0.0	0.0	8,036.9	(256.6)	(227.2)	(29.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of Accounting Standards Update 2016-16	(0.3)			(0.3)
Net income (loss)	70.1			70.1
Other comprehensive income (loss), net of tax	(9.8)				(9.8)	(20.6)	10.8
Transfers (to)/from Lilly, net	(226.3)			(226.3)
Separation adjustments	58.3			2.2	56.1	56.1
Issuance of common stock (in shares)		365.6
Issuance of common stock	1,659.7		1,659.7
Consideration to Lilly in connection with the Separation	(4,194.9)		(4,194.9)
Reclassification of net parent company investment			7,882.6	(7,882.6)
Balance at end of period (in shares) at Sep. 30, 2018		365.6
Balance at end of period at Sep. 30, 2018	$ 5,137.1	$ 0.0	$ 5,347.4	$ 0.0	$ (210.3)	$ (191.7)	$ (18.6)